Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Payments related to tax withholding for Shares					$ 98	$ 0
Additional Compensation expense	$ 1,777	$ 503	$ 2,971	$ 1,007	$ 2,569	$ 858
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares					263,031	244,691
Common stock repurchase price per share	$ 4.75		$ 4.75		$ 4.75	$ 4.75
Payments related to tax withholding for Shares					$ 200
Fair value per share on the date of repurchase					$ 3.14	$ 2.55
Additional Compensation expense					$ 400	$ 500
Additional Stock repurchased during period shares			263,030		263,030
Series Seed Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	0.06		$ 0.06		$ 0.06
Temporary equity conversion price per share	0.06		0.06		0.06
Stock repurchased during period shares						315,637
Common stock repurchase price per share						$ 4.75
Additional Compensation expense						$ 700
Series Seed Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock convertible conversion price per share			2.59		2.59
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	0.29		0.29		0.29
Temporary equity conversion price per share	0.29		0.29		0.29
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock convertible conversion price per share			2.59		2.59
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	0.44		0.44		0.44
Temporary equity conversion price per share	0.44		0.44		0.44
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock convertible conversion price per share			2.59		2.59
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	2.07		2.07		2.07
Temporary equity conversion price per share	2.07		$ 2.07		$ 2.07
Percentage of approval received from outstanding stockholders for conversion			10.00%		10.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock convertible conversion price per share			$ 2.59		$ 2.59
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	4.75		4.75		4.75
Temporary equity conversion price per share	4.75		4.75		4.75
Series D Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued price per share	$ 4.75		$ 4.75		$ 4.75